Other Current Assets and Other Long Term Assets (Details Narrative)		6 Months Ended	12 Months Ended
	Apr. 15, 2015	Jun. 30, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Finite-lived intangible asset, useful life	10 years	10 years	10 years